Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
Schedule of Assumptions Used to Value the Company's Stock Options Grants

The assumptions used to value the Company’s stock options grants were as follows:

	2025	2024	2023

Expected volatility	41%	42%	43%
Risk-free interest rate	4.13%	4.42%	4.00%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	9%	-%	-%
Forfeited rates	15~19%	12~30%	16~23%
Fair market value per common share	0.81	0.98	1.135

Schedule of Stock Options Activities

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2024	6,372,427	1.93	0.92	2.3 years	175,494
Granted	1,472,000	0.81	0.16	-	-
Exercised	(313,736)	0.80	-	-	(40,786)
Forfeited or expired	(1,081,873)	2.34	0.94	-	-
Outstanding as of June 30, 2025	6,448,818	1.66	0.75	2.0 years	401,095
Outstanding and exercisable as of June 30, 2025	2,698,895	2.25	1.06	-	52,913
Vested and expected to vest as of June 30, 2025	5,610,358	1.43	0.18	2.0 years	403,476

Schedule of RSU Activities

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2024	60,600	3.02
Granted	2,200,000	0.81
Vested	(2,219,300)	0.83
Forfeited or expired	-	-
Outstanding as of June 30, 2025	41,300	2.96

Schedule of Share-Based Compensation Expense

The following table summarizes the total share-based compensation expense recognized by the Company:

	2025	2024	2023
General and administrative expenses	2,280,470	2,880,987	2,333,023
Selling and marketing expenses	179,938	275,562	129,060
Cost of revenue	7,503	11,467	16,212
Total	2,467,911	3,168,016	2,478,295